Other Expenses Interest Expense [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Composite Benchmark (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.88%	9.74%	10.66%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.56%	6.00%	5.95%
Class 1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.27%	3.49%	4.50%
Class 1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.36%	4.40%	4.58%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent		18.79%	6.20%	6.16%

[1]
The Portfolio measures its performance against a composite benchmark comprised of 53.2% Russell 3000, 20.2% MSCI ACWI ex-USA IMI (net), 6.6% MSCI ACWI Commodity Producers (net), 10% Bloomberg US Aggregate Bond, and 10% Bloomberg Global Aggregate Bond (USD hedged).

[2]	After-tax returns: – Are shown for Class 1 shares only and will vary for Class 2 shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.